Goodwill and Intangible Assets, Net (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Amortization expense on intangible assets
Cost of service	$ 1,609	$ 1,533	$ 1,820
Amortization of purchased intangible assets	65,958	82,441	85,153
Total	$ 67,567	$ 83,974	$ 86,973